STOCKHOLDERS' DEFICIT - Common Stock (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 08, 2021 shares
STOCKHOLDERS' DEFICIT
Aggregated shares issued upon converted basis (in percent)	1.00%
Class A Common stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	280,000,000	280,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ratio to be applied to the stock in the conversion	20.00%
Class A common stock subject to redemption
STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000	27,600,000
Class A common stock not subject to redemption
STOCKHOLDERS' DEFICIT
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B common stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued	6,900,000	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000	6,900,000
Ratio to be applied to the stock in the conversion	20.00%